December 5, 2008 Supplement

SUPPLEMENT DATED DECEMBER 5, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY INCOME TRUST
Dated December 31, 2007

The Board of Trustees of the Fund has approved the elimination of redemption fees (the “Redemption Fee”) charged by the Fund, effective January 21, 2009. Accordingly, the following changes to the Prospectus will become effective on January 21, 2009.

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The line item in the “Shareholder Fees” table in the section of the Prospectus titled “Fees and Expenses of the Fund” relating to the Fund’s redemption fee and the corresponding footnote following the “Example” are hereby deleted.

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The last sentence of the second paragraph in the section of the Prospectus titled “How to Exchange Shares — Permissible Fund Exchanges” is hereby deleted.

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The section of the Prospectus titled “How to Sell Shares — Redemption Fee” is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

IISSPT1